CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION [Abstract]
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
NOTE 8 - CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 70,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 6,443,098 and 27,600,000 shares, respectively, of Class A common stock outstanding, all of which were subject to possible redemption.
As of June 30, 2023, Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2022	$284,449,019
Re-measurement of carrying value to redemption value	2,353,363
Class A common stock subject to possible redemption at March 31, 2023	286,802,382
Re-measurement of carrying value to redemption value	2,410,447
Extension deposit	480,000
Redemption	(220,995,813)
Class A common stock subject to possible redemption at June 30, 2023	$68,217,016

NOTE 9 — Class A Common Stock Subject to Possible Redemption
The Company’s Class A Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 70,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of December 31, 2021, there were 27,600,000 shares of Class A Common Stock outstanding, all of which were subject to possible redemption.
As of December 31, 2022, Class A Common Stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Description	December 31, 2021
Gross proceeds	$276,000,000
Less:
Offering costs allocated to Class A Common Stock subject to possible redemption	(368,276)
Private placement warrants proceeds in excess of fair value	(5,411,275)
Plus:
Re-measurement of carrying value to redemption value	11,299,544
Class A Common Stock subject to possible redemption at December 31, 2021	281,520,000
Re-measurement of carrying value to redemption value	2,929,019
Class A Common Stock subject to possible redemption at December 31, 2022	$284,449,019